Long-term Debt - Borrowers (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 451,727	$ 331,534
Debt Instrument Carrying Amount	464,862
Less: Current portion	(34,983)	(144,042)
Long-term portion	416,744	187,492
Serifos, Kithnos, Santorini, Paros, Naxos
Debt Instrument [Line Items]
Long-term debt	22,539	24,940
Milos, Amorgos, Kimolos, Syros, Mykonos
Debt Instrument [Line Items]
Long-term debt	17,020	19,820
Eton, Benmore and Ingram
Debt Instrument [Line Items]
Long-term debt	19,019	20,985
Tasman and Santon
Debt Instrument [Line Items]
Long-term debt	12,376	13,600
Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira
Debt Instrument [Line Items]
Long-term debt	49,374	52,802
Andros, Dilos, Ios, Sifnos, Tinos
Debt Instrument [Line Items]
Long-term debt	29,675	33,949
Kassos, Tilos, Halki, Symi
Debt Instrument [Line Items]
Long-term debt	27,555	30,734
Aegean III, VIII, XII
Debt Instrument [Line Items]
Long-term debt	3,971	6,326
Blatoma
Debt Instrument [Line Items]
Long-term debt	1,922	2,175
Verbeke Bunkering
Debt Instrument [Line Items]
Long-term debt	275	1,322
Seatra
Debt Instrument [Line Items]
Long-term debt	6,386	6,631
Overdraft facility under senior secured credit facility dated 05/30/2013
Debt Instrument [Line Items]
Long-term debt		118,250
Corporate credit facility dated 03/11/2013
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	73,500
Senior convertible notes
Debt Instrument [Line Items]
Long Term Debt	73,115
Trade credit facility dated 8/9/2013
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	$ 115,000